Commitments and Contingencies (Details) - Schedule of supplemental balance sheet information related to leases - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021	May 31, 2020
Operating leases:
Operating lease ROU assets – net	$ 10,931,331	$ 2,408,098	$ 3,797,527	$ 4,770,280
Current operating lease liabilities, included in current liabilities	2,422,306	912,618	1,466,409
Noncurrent operating lease liabilities, included in long-term liabilities	8,813,569	1,593,873	2,431,144
Total operating lease liabilities	$ 11,235,875	$ 2,506,491	$ 3,897,553